Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS CROCI US Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INVESTMENT TRUST | DWS Capital Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS MUNICIPAL TRUST | DWS Short-Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS GNMA Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS Fixed Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS Short Duration High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INCOME TRUST | DWS Multisector Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS Global Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS Latin America Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS INTERNATIONAL FUND, INC. | DWS World Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS High Conviction Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Emerging Markets Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC. | DWS Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE CLASS S PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Emerging Markets Equity Fund

DWS Emerging Markets Fixed Income Fund

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS Global Macro Fund

DWS Global Small Cap Fund

DWS GNMA Fund

DWS High Conviction Global Bond Fund

DWS High Income Fund

DWS Latin America Equity Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DWS Short-Term Municipal Bond Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DWS World Dividend Fund

The following disclosure changes are in effect until on or about February 11, 2019:

The following disclosure is hereby deleted in the first paragraph under the "Fees and Expenses of the Fund" section of each fund's summary section of the prospectus.

You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Class S shares, which are not reflected in the tables or the example below.